SUMPRO-IT(01/13)

Summary Prospectus January 22, 2013

ICON INFORMATION TECHNOLOGY FUND

CLASS A SHARES:	TICKER: ICTTX
CLASS C SHARES:	TICKER: ICTFX
CLASS S SHARES:	TICKER: ICTEX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.iconfunds.com. You can also get this information at no cost by calling 1-800-764-0442, by sending an email request to fulfillment@iconadvisers.com, or by asking any financial advisor, bank or broker-dealer who offers the shares of the fund. The current prospectus and statement of additional information, dated January 22, 2013, are incorporated by reference into this summary prospectus.

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	1.00%	None
Redemption Fee ($15 fee for wire redemptions only)	None		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.37%	2.43%	0.34%
Expense Recoupments[2]	0.25%	0.03%	-
Total Annual Fund Operating Expenses	2.87%	4.46%	1.34%
Expense Reimbursements[2]	(1.12)%	(1.96)%	-
Total Annual Fund Operating Expenses[1]	1.75%	2.50%	1.34%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]

During the year ended September 30, 2012, ICON Advisers waived $2,374 and recouped $540 of Class A expenses. ICON Advisers also waived $2,170 and recouped $28 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each

1	Summary Prospectus ICON Information Technology Fund

year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$837	$1,313	$1,908	$3,510
Class C	$353	$1,172	$2,101	$4,468
Class S	$136	$424	$734	$1,612

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$253	$1,172	$2,101	$4,468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.22% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

2	Summary Prospectus ICON Information Technology Fund

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2003 34.20%    Worst Quarter: Q4 2008 -26.59%

Average Annual Total Returns

for the Periods ended 12/31/12

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Information Technology Fund Class S	2/19/1997
Return Before Taxes		12.38%	-1.54%	5.55%	7.04%
Return After Taxes on Distributions		12.38%	-1.55%	5.54%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares		8.04%	-1.30%	4.87%	5.68%
S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)		14.72%	3.65%	8.74%	5.73%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)		15.87%	2.63%	8.50%	5.13%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		16.13%	2.07%	7.50%	5.94%
ICON Information Technology Fund Class A	9/30/2010	5.43%	N/A	N/A	7.68%
S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)		14.72%	N/A	N/A	11.89%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)		15.87%	N/A	N/A	11.38%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		16.13%	N/A	N/A	12.89%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Information Technology Fund Class C	9/30/2010	10.09%	N/A	N/A	9.71%
S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)		14.72%	N/A	N/A	11.89%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)		15.87%	N/A	N/A	11.38%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		16.13%	N/A	N/A	12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Scott Callahan and Michael “Mick” Kuehn are the Co-Portfolio Managers. Mr. Callahan has managed the Fund since January 2009 and Mr. Kuehn became a Co-Portfolio Manager in January 2013.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or

3	Summary Prospectus ICON Information Technology Fund

other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

To learn more and sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements, visit ICON’s website at www.iconfunds.com.

4	Summary Prospectus ICON Information Technology Fund